Segmental reporting	6 Months Ended
Jun. 30, 2018
Disclosure of operating segments [abstract]
Segmental Reporting

4. Segmental reporting

Following the transfer of the UK banking business which largely comprised of Personal Banking, Barclaycard Consumer UK and Business Banking to Barclays Bank UK PLC on 1 April 2018 and the subsequent transfer of ownership of Barclays Bank UK PLC to Barclays PLC on the same day, the Barclays Bank Group activities have been segmented into CIB, Consumer, Cards and Payments, and Head Office. Comparatives have been restated to reflect the new segmentation.

The segment results below reflect the continuing operations of Barclays Bank PLC and hence the UK banking business is excluded as it meets the requirement to be presented as a discontinued operation under IFRS 5, Non-current Assets Held for Sale and Discontinued Operations.

Analysis of results by business
	Corporate and Investment Bank	Consumer, Cards and Payments	Head Office	Barclays Bank Group
Half year ended 30.06.18	£m	£m	£m	£m
Total income[1]	5,373	2,137	(257)	7,253
Credit impairment releases/(charges) and other provisions	182	(343)	5	(156)
Net operating income/(expenses)	5,555	1,794	(252)	7,097
Operating expenses	(3,628)	(1,134)	(1,622)	(6,384)
Other net income/(expenses)[2]	8	17	(13)	12
Profit/(loss) before tax from continuing operations	1,935	677	(1,887)	725

	Corporate and Investment Bank	Consumer, Cards and Payments	Head Office	Barclays Non-Core[3]	Barclays Bank Group
Half year ended 30.06.17	£m	£m	£m	£m	£m
Total income	5,384	2,398	46	(527)	7,301
Credit impairment charges and other provisions	(50)	(575)	(1)	(30)	(656)
Net operating income/(expenses)	5,334	1,823	45	(557)	6,645
Operating expenses	(3,779)	(1,000)	(101)	(279)	(5,159)
Other net income/(expenses)[2]	115	99	(166)	197	245
Profit/(loss) before tax from continuing operations	1,670	922	(222)	(639)	1,731

  £176m of certain legacy capital instrument funding costs are now charged to Head Office, the impact of which would have been materially the same if the charges had been included in H117.
  Other net income/(expenses) represents the share of post-tax results of associates and joint ventures, profit (or loss) on disposal of subsidiaries, associates and joint ventures and gains on acquisitions.
  Barclays Non-Core segment was closed on 1 July 2017, with financial performance subsequently reported in CIB, Head Office and the UK banking business.

Split of income by geographic region[1]	Half year ended	Half year ended
	30.06.18	30.06.17
	£m	£m
UK	2,118	2,120
Europe	1,026	724
Americas	3,735	4,053
Africa and Middle East	62	138
Asia	312	266
Total	7,253	7,301

  The geographic region is based on counterparty location.